Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Invesco Exchange-Traded Fund Trust II
Entity Central Index Key	0001378872
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000041880 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF
Class Name	Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF
Trading Symbol	PDN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF	$25	0.47%
*	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.47%	[1]
Net Assets	$ 388,735,221
Holdings Count | Holding	1,583
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$388,735,221
Total number of portfolio holdings	1,583
Portfolio turnover rate	16%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Daewoo Engineering & Construction Co. Ltd.	0.44%
Tower Semiconductor Ltd.	0.43%
ASMPT Ltd.	0.33%
Mirae Asset Securities Co. Ltd.	0.31%
PLS Group Ltd.	0.28%
Kulicke & Soffa Industries, Inc.	0.26%
OCI Holdings Co. Ltd.	0.26%
Doosan Co. Ltd.	0.25%
Baytex Energy Corp.	0.25%
Cameco Corp.	0.25%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Daewoo Engineering & Construction Co. Ltd.	0.44%
Tower Semiconductor Ltd.	0.43%
ASMPT Ltd.	0.33%
Mirae Asset Securities Co. Ltd.	0.31%
PLS Group Ltd.	0.28%
Kulicke & Soffa Industries, Inc.	0.26%
OCI Holdings Co. Ltd.	0.26%
Doosan Co. Ltd.	0.25%
Baytex Energy Corp.	0.25%
Cameco Corp.	0.25%
* Excluding money market fund holdings, if any.

C000041881 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco RAFI Developed Markets ex-U.S. ETF
Class Name	Invesco RAFI Developed Markets ex-U.S. ETF
Trading Symbol	PXF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco RAFI Developed Markets ex-U.S. ETF (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco RAFI Developed Markets ex-U.S. ETF	$24	0.43%
*	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.43%	[2]
Net Assets	$ 2,791,270,070
Holdings Count | Holding	1,026
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$2,791,270,070
Total number of portfolio holdings	1,026
Portfolio turnover rate	10%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Samsung Electronics Co. Ltd.	4.64%
Shell PLC	2.14%
TotalEnergies SE	1.61%
HSBC Holdings PLC	1.21%
BP PLC	1.05%
Glencore PLC	1.04%
Roche Holding AG	1.00%
BHP Group Ltd.	1.00%
Toyota Motor Corp.	0.98%
SK hynix, Inc.	0.84%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Samsung Electronics Co. Ltd.	4.64%
Shell PLC	2.14%
TotalEnergies SE	1.61%
HSBC Holdings PLC	1.21%
BP PLC	1.05%
Glencore PLC	1.04%
Roche Holding AG	1.00%
BHP Group Ltd.	1.00%
Toyota Motor Corp.	0.98%
SK hynix, Inc.	0.84%
* Excluding money market fund holdings, if any.

C000041883 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco RAFI Emerging Markets ETF
Class Name	Invesco RAFI Emerging Markets ETF
Trading Symbol	PXH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco RAFI Emerging Markets ETF (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco RAFI Emerging Markets ETF	$25	0.48%
*	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%	[3]
Net Assets	$ 1,949,752,604
Holdings Count | Holding	388
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$1,949,752,604
Total number of portfolio holdings	388
Portfolio turnover rate	12%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	6.60%
Petroleo Brasileiro S.A., Preference Shares	5.12%
Alibaba Group Holding Ltd.	3.36%
China Construction Bank Corp., H Shares	2.77%
Vale S.A.	2.70%
Hon Hai Precision Industry Co. Ltd.	2.54%
Tencent Holdings Ltd.	1.97%
Industrial & Commercial Bank of China Ltd., H Shares	1.74%
Ping An Insurance (Group) Co. of China Ltd., H Shares	1.59%
JD.com, Inc., ADR	1.55%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	6.60%
Petroleo Brasileiro S.A., Preference Shares	5.12%
Alibaba Group Holding Ltd.	3.36%
China Construction Bank Corp., H Shares	2.77%
Vale S.A.	2.70%
Hon Hai Precision Industry Co. Ltd.	2.54%
Tencent Holdings Ltd.	1.97%
Industrial & Commercial Bank of China Ltd., H Shares	1.74%
Ping An Insurance (Group) Co. of China Ltd., H Shares	1.59%
JD.com, Inc., ADR	1.55%
* Excluding money market fund holdings, if any.

C000041898 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Water ETF
Class Name	Invesco Global Water ETF
Trading Symbol	PIO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Water ETF (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Water ETF	$38	0.75%
*	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%	[4]
Net Assets	$ 280,793,307
Holdings Count | Holding	39
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$280,793,307
Total number of portfolio holdings	39
Portfolio turnover rate	24%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	9.15%
Roper Technologies, Inc.	8.47%
Ebara Corp.	8.04%
Ecolab, Inc.	7.05%
Pentair PLC	6.79%
Ferguson Enterprises, Inc.	4.28%
Veolia Environnement S.A.	4.15%
Waters Corp.	4.03%
Stantec, Inc.	3.87%
American Water Works Co., Inc.	3.44%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	9.15%
Roper Technologies, Inc.	8.47%
Ebara Corp.	8.04%
Ecolab, Inc.	7.05%
Pentair PLC	6.79%
Ferguson Enterprises, Inc.	4.28%
Veolia Environnement S.A.	4.15%
Waters Corp.	4.03%
Stantec, Inc.	3.87%
American Water Works Co., Inc.	3.44%
* Excluding money market fund holdings, if any.

C000041899 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Clean Energy ETF
Class Name	Invesco Global Clean Energy ETF
Trading Symbol	PBD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Clean Energy ETF (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Clean Energy ETF	$42	0.75%
*	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.75%	[5]
Net Assets	$ 208,367,045
Holdings Count | Holding	113
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$208,367,045
Total number of portfolio holdings	113
Portfolio turnover rate	25%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
ITM Power PLC	2.12%
Ceres Power Holdings PLC	1.70%
LS Electric Co. Ltd.	1.64%
Bloom Energy Corp., Class A	1.62%
LS Corp.	1.42%
Samsung SDI Co. Ltd.	1.40%
Delta Electronics, Inc.	1.40%
Plug Power, Inc.	1.37%
SMA Solar Technology AG	1.30%
West Holdings Corp.	1.30%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
ITM Power PLC	2.12%
Ceres Power Holdings PLC	1.70%
LS Electric Co. Ltd.	1.64%
Bloom Energy Corp., Class A	1.62%
LS Corp.	1.42%
Samsung SDI Co. Ltd.	1.40%
Delta Electronics, Inc.	1.40%
Plug Power, Inc.	1.37%
SMA Solar Technology AG	1.30%
West Holdings Corp.	1.30%
* Excluding money market fund holdings, if any.

C000041900 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P International Developed Quality ETF
Class Name	Invesco S&P International Developed Quality ETF
Trading Symbol	IDHQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P International Developed Quality ETF (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P International Developed Quality ETF	$15	0.29%
*	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%	[6]
Net Assets	$ 740,835,575
Holdings Count | Holding	196
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$740,835,575
Total number of portfolio holdings	196
Portfolio turnover rate	25%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
SK hynix, Inc.	7.29%
ASML Holding N.V.	5.83%
Novartis AG	3.99%
Roche Holding AG	3.87%
Advantest Corp.	3.87%
Rolls-Royce Holdings PLC	2.66%
Allianz SE	2.62%
ABB Ltd.	2.55%
Safran S.A.	2.35%
Tokyo Electron Ltd.	2.13%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
SK hynix, Inc.	7.29%
ASML Holding N.V.	5.83%
Novartis AG	3.99%
Roche Holding AG	3.87%
Advantest Corp.	3.87%
Rolls-Royce Holdings PLC	2.66%
Allianz SE	2.62%
ABB Ltd.	2.55%
Safran S.A.	2.35%
Tokyo Electron Ltd.	2.13%
* Excluding money market fund holdings, if any.

C000053050 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Emerging Markets Sovereign Debt ETF
Class Name	Invesco Emerging Markets Sovereign Debt ETF
Trading Symbol	PCY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Emerging Markets Sovereign Debt ETF (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Emerging Markets Sovereign Debt ETF	$25	0.50%
*	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[7]
Net Assets	$ 1,362,857,596
Holdings Count | Holding	103
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$1,362,857,596
Total number of portfolio holdings	103
Portfolio turnover rate	15%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Mongolia Government International Bond, 4.45%, 07/07/2031	1.47%
Republic of Poland Government International Bond, 4.88%, 02/12/2030	1.46%
Kuwait International Government Bond, 4.14%, 10/09/2030	1.44%
Kuwait International Government Bond, 4.65%, 10/09/2035	1.43%
Mongolia Government International Bond, 6.63%, 02/25/2030	1.42%
Pakistan Government International Bond, 7.38%, 04/08/2031	1.37%
Pakistan Government International Bond, 8.88%, 04/08/2051	1.33%
Angolan Government International Bond, 9.38%, 05/08/2048	1.04%
Angolan Government International Bond, 9.13%, 11/26/2049	1.03%
Angolan Government International Bond, 8.75%, 04/14/2032	1.01%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Mongolia Government International Bond, 4.45%, 07/07/2031	1.47%
Republic of Poland Government International Bond, 4.88%, 02/12/2030	1.46%
Kuwait International Government Bond, 4.14%, 10/09/2030	1.44%
Kuwait International Government Bond, 4.65%, 10/09/2035	1.43%
Mongolia Government International Bond, 6.63%, 02/25/2030	1.42%
Pakistan Government International Bond, 7.38%, 04/08/2031	1.37%
Pakistan Government International Bond, 8.88%, 04/08/2051	1.33%
Angolan Government International Bond, 9.38%, 05/08/2048	1.04%
Angolan Government International Bond, 9.13%, 11/26/2049	1.03%
Angolan Government International Bond, 8.75%, 04/14/2032	1.01%
* Excluding money market fund holdings, if any.

C000053052 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Corporate Bond ETF
Class Name	Invesco International Corporate Bond ETF
Trading Symbol	PICB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco International Corporate Bond ETF (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Corporate Bond ETF	$25	0.50%
*	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[8]
Net Assets	$ 362,018,746
Holdings Count | Holding	592
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$362,018,746
Total number of portfolio holdings	592
Portfolio turnover rate	8%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
NTT Finance Corp., Series 18, 0.38%, 09/20/2030	0.65%
Toronto-Dominion Bank (The), 4.21%, 06/01/2027	0.61%
Toronto-Dominion Bank (The), 4.68%, 01/08/2029	0.57%
Royal Bank of Canada, 4.63%, 05/01/2028	0.57%
Bank of Montreal, 4.71%, 12/07/2027	0.57%
Bank of Montreal, 4.31%, 06/01/2027	0.56%
Bank of Montreal, 3.19%, 03/01/2028	0.56%
Enel Finance International N.V., 5.75%, 09/14/2040	0.51%
Canadian Imperial Bank of Commerce, 4.95%, 06/29/2027	0.49%
Royal Bank of Canada, 4.61%, 07/26/2027	0.48%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NTT Finance Corp., Series 18, 0.38%, 09/20/2030	0.65%
Toronto-Dominion Bank (The), 4.21%, 06/01/2027	0.61%
Toronto-Dominion Bank (The), 4.68%, 01/08/2029	0.57%
Royal Bank of Canada, 4.63%, 05/01/2028	0.57%
Bank of Montreal, 4.71%, 12/07/2027	0.57%
Bank of Montreal, 4.31%, 06/01/2027	0.56%
Bank of Montreal, 3.19%, 03/01/2028	0.56%
Enel Finance International N.V., 5.75%, 09/14/2040	0.51%
Canadian Imperial Bank of Commerce, 4.95%, 06/29/2027	0.49%
Royal Bank of Canada, 4.61%, 07/26/2027	0.48%
* Excluding money market fund holdings, if any.

C000057374 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Dorsey Wright Developed Markets Momentum ETF
Class Name	Invesco Dorsey Wright Developed Markets Momentum ETF
Trading Symbol	PIZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Dorsey Wright Developed Markets Momentum ETF (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Dorsey Wright Developed Markets Momentum ETF	$43	0.80%
*	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.80%	[9]
Net Assets	$ 775,024,633
Holdings Count | Holding	104
Investment Company Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$775,024,633
Total number of portfolio holdings	104
Portfolio turnover rate	89%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Fujikura Ltd.	3.62%
ABB Ltd.	2.93%
Constellation Software, Inc.	2.70%
Toromont Industries Ltd.	2.55%
Next Vision Stabilized Systems Ltd.	2.49%
Siemens Energy AG, Class A	2.48%
Bombardier, Inc., Class B	2.48%
SK Square Co. Ltd.	2.32%
Mizrahi Tefahot Bank Ltd.	2.23%
Doosan Co. Ltd.	2.10%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Fujikura Ltd.	3.62%
ABB Ltd.	2.93%
Constellation Software, Inc.	2.70%
Toromont Industries Ltd.	2.55%
Next Vision Stabilized Systems Ltd.	2.49%
Siemens Energy AG, Class A	2.48%
Bombardier, Inc., Class B	2.48%
SK Square Co. Ltd.	2.32%
Mizrahi Tefahot Bank Ltd.	2.23%
Doosan Co. Ltd.	2.10%
* Excluding money market fund holdings, if any.

C000057375 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Dorsey Wright Emerging Markets Momentum ETF
Class Name	Invesco Dorsey Wright Emerging Markets Momentum ETF
Trading Symbol	PIE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Dorsey Wright Emerging Markets Momentum ETF (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Dorsey Wright Emerging Markets Momentum ETF	$51	0.90%
*	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.90%	[10]
Net Assets	$ 200,629,679
Holdings Count | Holding	104
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$200,629,679
Total number of portfolio holdings	104
Portfolio turnover rate	80%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Accton Technology Corp.	3.90%
Marketech International Corp.	2.98%
Topco Scientific Co. Ltd.	2.92%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.91%
Sigurd Microelectronics Corp.	2.70%
United Integrated Services Co. Ltd.	2.69%
WinWay Technology Co. Ltd.	2.23%
Tisco Financial Group PCL, NVDR	2.16%
Yankey Engineering Co. Ltd.	2.15%
Aselsan Elektronik Sanayi Ve Ticaret A.S.	2.01%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Accton Technology Corp.	3.90%
Marketech International Corp.	2.98%
Topco Scientific Co. Ltd.	2.92%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.91%
Sigurd Microelectronics Corp.	2.70%
United Integrated Services Co. Ltd.	2.69%
WinWay Technology Co. Ltd.	2.23%
Tisco Financial Group PCL, NVDR	2.16%
Yankey Engineering Co. Ltd.	2.15%
Aselsan Elektronik Sanayi Ve Ticaret A.S.	2.01%
* Excluding money market fund holdings, if any.

C000106969 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P International Developed Momentum ETF
Class Name	Invesco S&P International Developed Momentum ETF
Trading Symbol	IDMO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P International Developed Momentum ETF (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P International Developed Momentum ETF	$13	0.25%
*	Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[11]
Net Assets	$ 3,601,130,001
Holdings Count | Holding	194
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$3,601,130,001
Total number of portfolio holdings	194
Portfolio turnover rate	53%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
HSBC Holdings PLC	4.41%
Toronto-Dominion Bank (The)	3.78%
Banco Santander S.A.	3.73%
Siemens Energy AG, Class A	2.54%
Banco Bilbao Vizcaya Argentaria S.A.	2.37%
Advantest Corp.	2.24%
Rolls-Royce Holdings PLC	2.19%
Iberdrola S.A.	2.12%
Mitsubishi Corp.	1.80%
UniCredit S.p.A.	1.60%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
HSBC Holdings PLC	4.41%
Toronto-Dominion Bank (The)	3.78%
Banco Santander S.A.	3.73%
Siemens Energy AG, Class A	2.54%
Banco Bilbao Vizcaya Argentaria S.A.	2.37%
Advantest Corp.	2.24%
Rolls-Royce Holdings PLC	2.19%
Iberdrola S.A.	2.12%
Mitsubishi Corp.	1.80%
UniCredit S.p.A.	1.60%
* Excluding money market fund holdings, if any.

C000106970 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P International Developed Low Volatility ETF
Class Name	Invesco S&P International Developed Low Volatility ETF
Trading Symbol	IDLV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P International Developed Low Volatility ETF (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P International Developed Low Volatility ETF	$13	0.25%
*	Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[12]
Net Assets	$ 372,883,258
Holdings Count | Holding	203
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$372,883,258
Total number of portfolio holdings	203
Portfolio turnover rate	29%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
CLP Holdings Ltd.	0.89%
Telstra Group Ltd.	0.74%
Fortis, Inc.	0.68%
APA Group	0.68%
Toronto-Dominion Bank (The)	0.68%
Bank of Nova Scotia (The)	0.67%
Advance Residence Investment Corp.	0.67%
Emera, Inc.	0.67%
Daiwa House REIT Investment Corp.	0.66%
Nomura Real Estate Master Fund, Inc.	0.66%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
CLP Holdings Ltd.	0.89%
Telstra Group Ltd.	0.74%
Fortis, Inc.	0.68%
APA Group	0.68%
Toronto-Dominion Bank (The)	0.68%
Bank of Nova Scotia (The)	0.67%
Advance Residence Investment Corp.	0.67%
Emera, Inc.	0.67%
Daiwa House REIT Investment Corp.	0.66%
Nomura Real Estate Master Fund, Inc.	0.66%
* Excluding money market fund holdings, if any.

C000106971 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P Emerging Markets Momentum ETF
Class Name	Invesco S&P Emerging Markets Momentum ETF
Trading Symbol	EEMO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P Emerging Markets Momentum ETF (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P Emerging Markets Momentum ETF	$15	0.29%
*	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%	[13]
Net Assets	$ 13,240,189
Holdings Count | Holding	259
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$13,240,189
Total number of portfolio holdings	259
Portfolio turnover rate	68%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
SK hynix, Inc.	10.43%
Samsung Electronics Co. Ltd.	8.63%
Delta Electronics, Inc.	5.10%
Samsung Electronics Co. Ltd., Preference Shares	4.20%
SK Square Co. Ltd.	3.40%
Vale S.A.	1.86%
Hyundai Motor Co.	1.63%
Doosan Enerbility Co. Ltd.	1.59%
Elite Material Co. Ltd.	1.57%
Itau Unibanco Holding S.A., Preference Shares	1.54%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
SK hynix, Inc.	10.43%
Samsung Electronics Co. Ltd.	8.63%
Delta Electronics, Inc.	5.10%
Samsung Electronics Co. Ltd., Preference Shares	4.20%
SK Square Co. Ltd.	3.40%
Vale S.A.	1.86%
Hyundai Motor Co.	1.63%
Doosan Enerbility Co. Ltd.	1.59%
Elite Material Co. Ltd.	1.57%
Itau Unibanco Holding S.A., Preference Shares	1.54%
* Excluding money market fund holdings, if any.

C000106972 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P Emerging Markets Low Volatility ETF
Class Name	Invesco S&P Emerging Markets Low Volatility ETF
Trading Symbol	EELV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P Emerging Markets Low Volatility ETF (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P Emerging Markets Low Volatility ETF	$16	0.30%
*	Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.30%	[14]
Net Assets	$ 441,857,909
Holdings Count | Holding	205
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$441,857,909
Total number of portfolio holdings	205
Portfolio turnover rate	31%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Kuwait Finance House K.S.C.P.	0.92%
Chunghwa Telecom Co. Ltd.	0.87%
Tisco Financial Group PCL, NVDR	0.85%
Jarir Marketing Co.	0.77%
Boubyan Bank K.S.C.P.	0.77%
Taiwan High Speed Rail Corp.	0.73%
Saudi Arabian Oil Co.	0.72%
Saudi Energy Co.	0.71%
AlRayan Bank	0.69%
Saudi Telecom Co.	0.69%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Kuwait Finance House K.S.C.P.	0.92%
Chunghwa Telecom Co. Ltd.	0.87%
Tisco Financial Group PCL, NVDR	0.85%
Jarir Marketing Co.	0.77%
Boubyan Bank K.S.C.P.	0.77%
Taiwan High Speed Rail Corp.	0.73%
Saudi Arabian Oil Co.	0.72%
Saudi Energy Co.	0.71%
AlRayan Bank	0.69%
Saudi Telecom Co.	0.69%
* Excluding money market fund holdings, if any.

C000126877 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global ex-US High Yield Corporate Bond ETF
Class Name	Invesco Global ex-US High Yield Corporate Bond ETF
Trading Symbol	PGHY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global ex-US High Yield Corporate Bond ETF (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global ex-US High Yield Corporate Bond ETF	$18	0.35%
*	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[15]
Net Assets	$ 211,506,845
Holdings Count | Holding	587
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$211,506,845
Total number of portfolio holdings	587
Portfolio turnover rate	15%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Industrial and Commercial Bank of China Ltd., 3.20%,	1.38%
Samarco Mineracao S.A., 9.00% PIK Rate, 0.50% Cash Rate, 9.50%, 06/30/2031	0.96%
1011778 BC ULC/New Red Finance, Inc., 4.00%, 10/15/2030	0.60%
GENMAB A/S/GENMAB FINANCE LLC, 7.25%, 12/15/2033	0.59%
Nissan Motor Co. Ltd., 4.35%, 09/17/2027	0.57%
Connect Finco S.a.r.l./Connect US Finco LLC, 9.00%, 09/15/2029	0.50%
Nissan Motor Co. Ltd., 4.81%, 09/17/2030	0.50%
Gol Finance, Inc., 14.38%, 06/06/2030	0.48%
Ardagh Group S.A., 9.50%, 12/01/2030	0.47%
Rakuten Group, Inc., 9.75%, 04/15/2029	0.47%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Industrial and Commercial Bank of China Ltd., 3.20%,	1.38%
Samarco Mineracao S.A., 9.00% PIK Rate, 0.50% Cash Rate, 9.50%, 06/30/2031	0.96%
1011778 BC ULC/New Red Finance, Inc., 4.00%, 10/15/2030	0.60%
GENMAB A/S/GENMAB FINANCE LLC, 7.25%, 12/15/2033	0.59%
Nissan Motor Co. Ltd., 4.35%, 09/17/2027	0.57%
Connect Finco S.a.r.l./Connect US Finco LLC, 9.00%, 09/15/2029	0.50%
Nissan Motor Co. Ltd., 4.81%, 09/17/2030	0.50%
Gol Finance, Inc., 14.38%, 06/06/2030	0.48%
Ardagh Group S.A., 9.50%, 12/01/2030	0.47%
Rakuten Group, Inc., 9.75%, 04/15/2029	0.47%
* Excluding money market fund holdings, if any.

C000135815 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International BuyBack AchieversTM ETF
Class Name	Invesco International BuyBack AchieversTM ETF
Trading Symbol	IPKW
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco International BuyBack AchieversTM ETF (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International BuyBack AchieversTM ETF	$29	0.55%
*	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.55%	[16]
Net Assets	$ 529,364,515
Holdings Count | Holding	162
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$529,364,515
Total number of portfolio holdings	162
Portfolio turnover rate	67%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
ING Groep N.V.	5.33%
UniCredit S.p.A.	5.17%
Prosus N.V.	5.06%
TotalEnergies SE	4.68%
Standard Chartered PLC	4.64%
Shell PLC	4.51%
Honda Motor Co. Ltd.	3.66%
Equinor ASA	3.41%
Baidu, Inc., A Shares	2.75%
Vodafone Group PLC	2.49%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
ING Groep N.V.	5.33%
UniCredit S.p.A.	5.17%
Prosus N.V.	5.06%
TotalEnergies SE	4.68%
Standard Chartered PLC	4.64%
Shell PLC	4.51%
Honda Motor Co. Ltd.	3.66%
Equinor ASA	3.41%
Baidu, Inc., A Shares	2.75%
Vodafone Group PLC	2.49%
* Excluding money market fund holdings, if any.

C000192793 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco 0-5 Yr US TIPS ETF
Class Name	Invesco 0-5 Yr US TIPS ETF
Trading Symbol	PBTP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco 0-5 Yr US TIPS ETF (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco 0-5 Yr US TIPS ETF	$4	0.07%
*	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[17]
Net Assets	$ 65,962,852
Holdings Count | Holding	26
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$65,962,852
Total number of portfolio holdings	26
Portfolio turnover rate	15%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Inflation - Indexed Notes, 1.13%, 10/15/2030	4.90%
U.S. Treasury Inflation - Indexed Notes, 1.63%, 04/15/2030	4.88%
U.S. Treasury Inflation - Indexed Notes, 0.13%, 07/15/2030	4.67%
U.S. Treasury Inflation - Indexed Notes, 0.38%, 01/15/2027	4.62%
U.S. Treasury Inflation - Indexed Notes, 0.13%, 01/15/2031	4.59%
U.S. Treasury Inflation - Indexed Notes, 0.50%, 01/15/2028	4.58%
U.S. Treasury Inflation - Indexed Notes, 0.13%, 07/15/2026	4.57%
U.S. Treasury Inflation - Indexed Notes, 0.13%, 01/15/2030	4.51%
U.S. Treasury Inflation - Indexed Notes, 0.25%, 07/15/2029	4.47%
U.S. Treasury Inflation - Indexed Notes, 1.63%, 10/15/2029	4.42%
* Excluding money market fund holdings, if any.
Duration allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Inflation - Indexed Notes, 1.13%, 10/15/2030	4.90%
U.S. Treasury Inflation - Indexed Notes, 1.63%, 04/15/2030	4.88%
U.S. Treasury Inflation - Indexed Notes, 0.13%, 07/15/2030	4.67%
U.S. Treasury Inflation - Indexed Notes, 0.38%, 01/15/2027	4.62%
U.S. Treasury Inflation - Indexed Notes, 0.13%, 01/15/2031	4.59%
U.S. Treasury Inflation - Indexed Notes, 0.50%, 01/15/2028	4.58%
U.S. Treasury Inflation - Indexed Notes, 0.13%, 07/15/2026	4.57%
U.S. Treasury Inflation - Indexed Notes, 0.13%, 01/15/2030	4.51%
U.S. Treasury Inflation - Indexed Notes, 0.25%, 07/15/2029	4.47%
U.S. Treasury Inflation - Indexed Notes, 1.63%, 10/15/2029	4.42%
* Excluding money market fund holdings, if any.

C000197634 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco MSCI Global Timber ETF
Class Name	Invesco MSCI Global Timber ETF
Trading Symbol	CUT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco MSCI Global Timber ETF (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco MSCI Global Timber ETF	$41	0.82%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%	[18],[19]
Net Assets	$ 30,455,854
Holdings Count | Holding	56
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$30,455,854
Total number of portfolio holdings	56
Portfolio turnover rate	9%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
UPM-Kymmene OYJ	5.73%
Weyerhaeuser Co.	5.59%
Packaging Corp. of America	5.44%
Svenska Cellulosa AB S.C.A., Class B	5.19%
Avery Dennison Corp.	5.16%
Stora Enso OYJ, Class R	4.83%
Amcor PLC	4.70%
Smurfit WestRock PLC	4.63%
Suzano S.A.	4.56%
Rayonier, Inc.	4.53%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
UPM-Kymmene OYJ	5.73%
Weyerhaeuser Co.	5.59%
Packaging Corp. of America	5.44%
Svenska Cellulosa AB S.C.A., Class B	5.19%
Avery Dennison Corp.	5.16%
Stora Enso OYJ, Class R	4.83%
Amcor PLC	4.70%
Smurfit WestRock PLC	4.63%
Suzano S.A.	4.56%
Rayonier, Inc.	4.53%
* Excluding money market fund holdings, if any.

C000197635 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P Global Water Index ETF
Class Name	Invesco S&P Global Water Index ETF
Trading Symbol	CGW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P Global Water Index ETF (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P Global Water Index ETF	$29	0.57%
*	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%	[20]
Net Assets	$ 1,035,836,097
Holdings Count | Holding	69
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$1,035,836,097
Total number of portfolio holdings	69
Portfolio turnover rate	50%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	8.52%
American Water Works Co., Inc.	7.61%
Xylem, Inc.	7.46%
Essential Utilities, Inc.	5.73%
Veralto Corp.	5.25%
United Utilities Group PLC	4.75%
Severn Trent PLC	4.49%
Ecolab, Inc.	3.85%
Advanced Drainage Systems, Inc.	3.42%
Geberit AG	3.40%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	8.52%
American Water Works Co., Inc.	7.61%
Xylem, Inc.	7.46%
Essential Utilities, Inc.	5.73%
Veralto Corp.	5.25%
United Utilities Group PLC	4.75%
Severn Trent PLC	4.49%
Ecolab, Inc.	3.85%
Advanced Drainage Systems, Inc.	3.42%
Geberit AG	3.40%
* Excluding money market fund holdings, if any.

C000197644 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco China Technology ETF
Class Name	Invesco China Technology ETF
Trading Symbol	CQQQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco China Technology ETF (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco China Technology ETF	$31	0.65%
*	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.65%	[21]
Net Assets	$ 2,733,304,151
Holdings Count | Holding	176
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$2,733,304,151
Total number of portfolio holdings	176
Portfolio turnover rate	18%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Meituan, B Shares	8.59%
PDD Holdings, Inc., ADR	8.48%
Tencent Holdings Ltd.	8.40%
Baidu, Inc., A Shares	6.85%
Kuaishou Technology	4.28%
Hua Hong Semiconductor Ltd.	3.64%
Horizon Robotics	2.97%
Cambricon Technologies Corp. Ltd.	2.59%
SenseTime Group, Inc., B Shares	2.58%
Hygon Information Technology Co. Ltd., A Shares	2.50%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Meituan, B Shares	8.59%
PDD Holdings, Inc., ADR	8.48%
Tencent Holdings Ltd.	8.40%
Baidu, Inc., A Shares	6.85%
Kuaishou Technology	4.28%
Hua Hong Semiconductor Ltd.	3.64%
Horizon Robotics	2.97%
Cambricon Technologies Corp. Ltd.	2.59%
SenseTime Group, Inc., B Shares	2.58%
Hygon Information Technology Co. Ltd., A Shares	2.50%
* Excluding money market fund holdings, if any.

C000229462 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Alerian Galaxy Crypto Economy ETF
Class Name	Invesco Alerian Galaxy Crypto Economy ETF
Trading Symbol	SATO
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Alerian Galaxy Crypto Economy ETF (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Alerian Galaxy Crypto Economy ETF	$25	0.60%
*	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.60%	[22]
Net Assets	$ 8,774,270
Holdings Count | Holding	61
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$8,774,270
Total number of portfolio holdings	61
Portfolio turnover rate	69%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
iShares Bitcoin Trust ETF	8.15%
Forum Markets, Inc.	4.33%
Strive, Inc., Class A	2.58%
Keel Infrastructure Corp.	2.33%
Applied Digital Corp.	2.17%
BTCS, Inc.	2.16%
Galaxy Digital, Inc.	2.10%
Soluna Holdings, Inc.	2.08%
Strategy, Inc., Class A	2.07%
Twenty One Capital, Inc., Class A	2.03%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
iShares Bitcoin Trust ETF	8.15%
Forum Markets, Inc.	4.33%
Strive, Inc., Class A	2.58%
Keel Infrastructure Corp.	2.33%
Applied Digital Corp.	2.17%
BTCS, Inc.	2.16%
Galaxy Digital, Inc.	2.10%
Soluna Holdings, Inc.	2.08%
Strategy, Inc., Class A	2.07%
Twenty One Capital, Inc., Class A	2.03%
* Excluding money market fund holdings, if any.

C000250890 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco MSCI Global Climate 500 ETF
Class Name	Invesco MSCI Global Climate 500 ETF
Trading Symbol	KLMT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco MSCI Global Climate 500 ETF (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco MSCI Global Climate 500 ETF	$5	0.10%
*	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[23]
Net Assets	$ 1,492,787,959
Holdings Count | Holding	506
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$1,492,787,959
Total number of portfolio holdings	506
Portfolio turnover rate	8%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	4.99%
Apple, Inc.	4.14%
Microsoft Corp.	2.97%
Amazon.com, Inc.	2.62%
Alphabet, Inc., Class A	2.49%
Broadcom, Inc.	1.94%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.82%
Alphabet, Inc., Class C	1.75%
Meta Platforms, Inc., Class A	1.38%
Tesla, Inc.	1.11%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	4.99%
Apple, Inc.	4.14%
Microsoft Corp.	2.97%
Amazon.com, Inc.	2.62%
Alphabet, Inc., Class A	2.49%
Broadcom, Inc.	1.94%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.82%
Alphabet, Inc., Class C	1.75%
Meta Platforms, Inc., Class A	1.38%
Tesla, Inc.	1.11%
* Excluding money market fund holdings, if any.

[1]	Annualized.
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[19]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
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[23]	Annualized.